Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000218632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class R6/JABUX)
Accumulated Value	$ 1,000,000		$ 1,010,524.68	$ 1,001,080.528551	$ 1,058,632.217673	$ 1,155,473.172261	$ 1,189,131.805346	$ 1,020,698.324779	$ 1,077,815.704819	$ 1,152,145.130827	$ 1,209,375.716561	$ 1,240,111.480366
C000218631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class I/JABTX)
Accumulated Value	250,000		252,631.17	250,270.132138	264,658.054418	288,868.293065	297,065.641497	254,754.698034	268,866.651108	286,943.895018	300,873.072772	308,177.84073
C000218634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class C/JABOX)
Accumulated Value	10,000		10,105.2468	10,010.805286	10,586.322177	11,554.731723	11,856.548133	10,060.599913	10,517.518256	11,110.654539	11,536.671699	11,699.581271
C000218633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class A/JABWX)
Accumulated Value	9,600		9,701.036928	9,610.373074	10,162.86929	11,092.542454	11,398.975825	9,744.862464	10,262.627763	10,933.08154	11,426.555906	11,684.514862
C000008940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Fund (Class 1/JIGDX)
Accumulated Value	10,000		10,105.2468	10,010.805286	10,586.322177	11,554.731723	11,882.62566	10,191.928607	10,760.633127	11,490.628775	12,056.664158	12,357.140583
C000085587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class A/JIPAX)
Accumulated Value	9,600		10,026.27024	9,796.387515	10,394.045427	10,915.006001	11,556.353307	10,324.771818	10,565.744145	11,351.414887	11,910.853137	12,271.415386
C000085588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class C/JIPCX)
Accumulated Value	10,000		10,371.6251	10,063.270567	10,602.960145	11,066.982049	11,624.732822	10,323.445118	10,480.049716	11,180.900211	11,650.284465	11,919.216952
C000085589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class I/JIPIX)
Accumulated Value	250,000		261,674.8275	256,426.25063	272,851.575136	287,644.160526	305,180.185422	273,756.266966	280,700.970698	302,474.619382	318,330.40245	328,948.31939
C000027206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class NAV/JHSEX)
Accumulated Value	10,000		10,478.5394	10,280.450891	10,952.971979	11,561.687011	12,291.730314	11,027.663764	11,320.121156	12,212.987109	12,880.363958	13,324.468345
C000113502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class R2/JIPPX)
Accumulated Value	10,000		10,432.0687	10,184.788821	10,796.410648	11,327.925718	11,983.52047	10,700.434508	10,929.037628	11,744.722526	12,312.621202	12,675.557136
C000106458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Fund (Class R6/JIPRX)
Accumulated Value	1,000,000		1,048,688.83	1,028,746.470325	1,094,814.646717	1,155,468.440115	1,228,283.692501	1,102,025.291908	1,131,186.644372	1,221,496.423292	1,286,891.970465	1,331,210.020488
C000106468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)
Accumulated Value	1,000,000		1,223,063.36	1,198,733.804493	1,108,074.226163	1,179,221.378511	1,511,770.238684	1,236,661.223483	1,314,599.336137	1,334,663.329629	1,616,215.310416	2,094,084.79438
C000047776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)
Accumulated Value	10,000		12,239.816	11,998.372166	11,083.347988	11,806.627217	15,131.052065	12,384.661257	13,153.317363	13,355.16975	16,186.540526	20,964.340146
C000099351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)
Accumulated Value	250,000		305,720.19	299,400.791641	276,273.436772	293,969.493573	376,089.354216	307,627.214052	326,299.250758	330,876.495073	400,726.472045	518,293.19129
C000099350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)
Accumulated Value	10,000		12,103.1598	11,735.224589	10,713.33461	11,292.27732	14,302.152874	11,573.211573	12,167.602577	12,208.63149	14,635.930482	18,746.369941
C000099349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)
Accumulated Value	9,500		11,579.775245	11,309.115021	10,397.095964	11,031.907189	14,077.383541	11,478.346464	12,136.028398	12,271.503733	14,809.384219	19,100.50637
C000056650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class 1/JFIHX)
Accumulated Value	10,000		10,483.6298	10,942.221823	11,313.581902	11,346.252585	12,337.940136	12,120.738226	13,192.960668	14,408.314411	15,381.140747	15,861.174614
C000056647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class A/JFIAX)
Accumulated Value	9,750		10,184.694	10,597.559394	10,910.929861	10,923.47503	11,841.886729	11,599.305798	12,587.576047	13,706.137006	14,587.981226	14,999.099859
C000056649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class C/JFIGX)
Accumulated Value	10,000		10,372.579	10,712.858922	10,948.582313	10,867.954544	11,691.326539	11,368.650369	12,245.569169	13,234.577787	13,981.741567	14,270.340093
C000056651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class I/JFIIX)
Accumulated Value	250,000		261,938.985	273,222.737589	281,949.398057	282,919.210943	307,035.598133	301,415.219398	327,846.298888	357,792.861721	381,671.095031	393,311.498556
C000056652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class NAV/JFIDX)
Accumulated Value	10,000		10,488.8387	10,966.139074	11,330.074963	11,368.033547	12,365.867011	12,153.725616	13,234.102615	14,459.17026	15,441.536553	15,930.600744
C000106469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Floating Rate Income Fund (Class R6/JFIRX)
Accumulated Value	1,000,000		1,048,797.8	1,094,953.650174	1,132,573.553058	1,136,358.942319	1,236,013.564759	1,214,828.650703	1,322,797.373118	1,447,045.137692	1,543,329.13353	1,594,319.786671
C000153967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class R6/JEMIX)
Accumulated Value	1,000,000		1,079,875.29	1,020,700.240664	1,133,511.032121	1,176,443.635266	1,257,885.545858	1,018,391.509136	1,086,264.39062	1,242,860.515013	1,349,605.044492	1,453,336.268542
C000082348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class NAV)
Accumulated Value	10,000		10,799.9315	10,210.271548	11,343.593107	11,775.132655	12,591.349525	10,181.514559	10,861.163848	12,429.983915	13,501.520871	14,557.441065
C000082347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class I/JMKIX)
Accumulated Value	250,000		269,680.75	254,682.393062	282,562.530661	292,934.884072	313,180.557161	252,735.124935	269,246.570964	307,689.195189	334,227.659041	359,492.449183
C000145673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class C/JMKCX)
Accumulated Value	10,000		10,668.3164	9,985.088933	10,959.521081	11,249.571382	11,909.387767	9,522.590565	10,046.345235	11,371.296425	12,216.426754	13,011.805071
C000082346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund (Class A/JMKAX)
Accumulated Value	9,600		10,323.493632	9,730.323031	10,753.683387	11,114.993169	11,849.182817	9,533.026607	10,140.031304	11,568.312613	12,535.519333	13,458.21629
C000140586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class A/JIAFX)
Accumulated Value	9,550		10,055.742502	10,135.806827	10,695.361138	10,905.014495	12,286.418111	11,156.26607	11,576.296475	13,302.267987	14,587.707779	16,033.84604
C000140587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class C/JIAGX)
Accumulated Value	10,000		10,457.7373	10,467.617247	10,970.064131	11,105.774246	12,410.867419	11,185.213839	11,530.249947	13,138.918366	14,301.486126	15,601.796266
C000140588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class I/JIAIX)
Accumulated Value	250,000		263,778.1975	266,695.157044	282,529.043205	288,964.139415	326,036.987287	296,832.243713	308,807.251935	355,728.275014	391,090.639439	430,956.545899
C000219602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class NAV)
Accumulated Value	10,000		10,457.7373	10,467.617247	10,970.064236	11,129.186992	12,576.24228	11,468.836864	11,947.005244	13,773.668416	15,167.320968	16,712.764652
C000140589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset High Income Fund (Class R6/JIASX)
Accumulated Value	1,000,000		1,057,260.69	1,069,930.003437	1,133,445.691937	1,161,335.029944	1,311,742.154289	1,195,710.834581	1,245,259.477356	1,435,803.018167	1,580,081.522275	1,742,969.930093
Bloomberg Global Aggregate Bond USD Hedged C000218632 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,766.71	1,010,218.730695	1,118,690.845677	1,155,332.993795	1,164,166.265499	1,047,860.828469	1,053,659.910345	1,132,454.063028	1,172,033.275908	1,192,583.484681
Bloomberg Global Aggregate Bond USD Hedged C000218631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		250,691.6775	252,554.682674	279,672.71142	288,833.248449	291,041.566375	261,965.207118	263,414.977587	283,113.515758	293,008.318978	298,145.871171
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,027.6671	10,102.187307	11,186.908457	11,553.329938	11,641.662655	10,478.608285	10,536.599104	11,324.540631	11,720.33276	11,925.834848
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049.2106	9,943.773378	10,955.313072	11,664.488502	11,654.653122	10,312.510844	10,189.458871	10,932.953218	11,275.83042	11,489.025816
MSCI Emerging Markets C000106468 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,245,292.72	1,236,835.065434	1,182,883.515937	1,354,225.849257	1,640,262.237164	1,282,621.804548	1,298,686.668302	1,494,420.956757	1,745,506.631798	2,430,538.756233
MSCI Emerging Markets C000099351 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		311,323.18	309,208.766358	295,720.878984	338,556.462314	410,065.559291	320,655.451137	324,671.667076	373,605.23919	436,376.65795	607,634.689059
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		12,452.9272	12,368.350654	11,828.835159	13,542.258492	16,402.622371	12,826.218045	12,986.866683	14,944.209568	17,455.066318	24,305.387562
Bloomberg U S Aggregate Bond C000056651 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,230.265	248,594.334449	273,882.826799	291,612.212551	291,366.328049	257,812.771099	254,736.47177	273,323.830453	281,895.760492	287,225.645385
Bloomberg U S Aggregate Bond C000106469 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,004,921.06	994,377.337796	1,095,531.307198	1,166,448.850207	1,165,465.312201	1,031,251.0844	1,018,945.887086	1,093,295.321818	1,127,583.041975	1,148,902.581549
J P Morgan EMBI Global Diversified C000082347 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		262,547.3575	253,700.992319	288,646.764046	296,540.28319	310,165.511509	245,602.072761	259,762.225882	294,626.187053	319,920.525798	345,583.804963
J P Morgan EMBI Global Diversified C000153967 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,050,189.43	1,014,803.969277	1,154,587.056185	1,186,161.132759	1,240,662.046036	982,408.291044	1,039,048.903527	1,178,504.748209	1,279,682.103189	1,382,335.219848
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Accumulated Value	10,000		10,501.8943	10,148.039693	11,545.870562	11,861.611328	12,406.620461	9,824.082911	10,390.489036	11,785.047483	12,796.821033	13,823.3522
Bloomberg Global Aggregate Bond C000218632 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,001,883.98	988,282.062447	1,065,028.371007	1,123,990.674038	1,129,824.421674	930,845.822984	929,977.250747	994,132.698566	1,028,633.397859	1,034,762.242515
Bloomberg Global Aggregate Bond C000218631 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		250,470.995	247,070.515612	266,257.092752	280,997.66851	282,456.105419	232,711.455746	232,494.312687	248,533.174642	257,158.349465	258,690.560629
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,018.8398	9,882.820624	10,650.28371	11,239.90674	11,298.244216	9,308.458229	9,299.772507	9,941.326985	10,286.333978	10,347.622425
Morningstar LSTA U S Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	10,000		10,579.6199	11,096.295104	11,463.8358	11,567.847641	12,538.938721	12,585.607648	13,765.066988	15,122.933584	16,226.184859	17,002.655347
Morningstar LSTA U S Leveraged Loan C000056651 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,490.4975	277,407.377608	286,595.895017	289,196.191036	313,473.468039	314,640.191209	344,126.674703	378,073.339595	405,654.62148	425,066.383686
Morningstar LSTA U S Leveraged Loan C000106469 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,057,961.99	1,109,629.510432	1,146,383.580069	1,156,784.764146	1,253,893.872159	1,258,560.76484	1,376,506.698818	1,512,293.358389	1,622,618.485929	1,700,265.534753
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,618.552	13,141.094574	13,175.378113	15,386.969415	19,966.825927	16,956.796769	19,602.745341	24,392.66754	28,216.633828	33,965.191708
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index
Accumulated Value	10,000		10,831.8977	11,118.276719	11,933.037824	12,465.430903	13,900.241765	12,275.538139	13,170.682533	15,107.927276	16,371.067989	17,848.945524
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,500.5887	10,825.684301	11,632.306688	12,799.118944	13,863.436463	12,144.767529	12,603.911517	14,149.788953	15,121.40204	16,221.958397
MSCI World C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,463.8	328,527.364349	329,384.452819	384,674.235362	499,170.648154	423,919.919197	490,068.633501	609,816.688467	705,415.845661	849,129.792648
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		270,797.4425	277,956.917976	298,325.945592	311,635.772571	347,506.044112	306,888.453457	329,267.063303	377,698.181867	409,276.699694	446,223.63807
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond C000140588 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		262,514.7175	270,642.107525	290,807.667195	319,977.973595	346,585.911578	303,619.188229	315,097.787933	353,744.723833	378,035.051013	405,548.959934
MSCI World C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,161,855.2	1,314,109.457396	1,317,537.811277	1,538,696.941449	1,996,682.592617	1,695,679.676789	1,960,274.534006	2,439,266.75387	2,821,663.382645	3,396,519.170593
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,083,189.77	1,111,827.671902	1,193,303.782365	1,246,543.09028	1,390,024.176444	1,227,553.813826	1,317,068.253208	1,510,792.727462	1,637,106.798769	1,784,894.552273
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond C000140589 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,050,058.87	$ 1,082,568.4301	$ 1,163,230.668781	$ 1,279,911.894382	$ 1,386,343.646313	$ 1,214,476.752916	$ 1,260,391.151734	$ 1,414,978.895333	$ 1,512,140.204054	$ 1,622,195.839737